SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)
SIGNIFICANT ACCOUNTING POLICIES
Increase in basis points	1.00%
Pre-tax income	$ 302.9	$ 38.8
China, Yuan Renminbi
SIGNIFICANT ACCOUNTING POLICIES
Net assets	$ (3,711.1)			$ (1,727.2)
Estimated depreciation of renminbi against the U.S. dollar (as a percent)	10.00%			10.00%
Increase in pre tax income		47.5	$ 22.2
Decrease in pre tax income		$ 47.5	$ 22.2
Estimated appreciation of renminbi against the U.S. dollar (as a percent)	10.00%			10.00%